NORTHSTAR/NWNL
                                VARIABLE ACCOUNT










                                 ANNUAL REPORT
                              FOR THE PERIOD ENDED
                               DECEMBER 31, 1995

                                     [LOGO]


This report has been prepared to provide information to owners of Northstar/NWNL Variable Account Contracts. If it is used for any other purpose, it must be accompanied or preceded by a current Northstar/NWNL Variable Account Prospectus which discloses any charges and other important information about the Account, together with the current Prospectuses for the underlying Funds.

                          INDEPENDENT AUDITOR'S REPORT



Board of Directors
Northwestern National Life Insurance
Company and Contract Owners of
Northstar/NWNL Variable Account:



  We have audited the accompanying statement of assets and liabilities of Northstar/NWNL Variable Account as of December 31, 1995 and the related combined statements of operations and changes in Contract Owners' equity for the year ended December 31, 1995 and the period from May 6, 1994 to December 31, 1994. These financial statements are the responsibility of the management of Northwestern National Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

  We have conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of the securities owned as of December 31, 1995, by correspondence with the Account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Northstar/NWNL Variable Account as of December 31, 1995, and the results of its operations and changes in Contract Owners' equity for the year ended December 31, 1995 and the period from May 6, 1994 to December 31, 1994, in conformity with generally accepted accounting principles.




Deloitte & Touche LLP



Minneapolis, Minnesota
February 2, 1996

                         NORTHSTAR/NWNL VARIABLE ACCOUNT
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1995
                   (In Thousands, Except Share and Unit Data)


                                                              NORTHSTAR'S                         NORTHSTAR'S      NORTHSTAR'S
ASSETS:                                                       INCOME AND        NORTHSTAR'S      MULTI-SECTOR      HIGH YIELD
-------                                                       GROWTH FUND       GROWTH FUND        BOND FUND        BOND FUND
Investments in mutual funds at market value:                 -------------     -------------     -------------    -------------
NORTHSTAR'S:

    Income and Growth Fund
         320,192 shares (cost $3,431)                            $3,647

    Growth Fund
         29,554 shares (cost $343)                                                  $341

    Multi-Sector Bond Fund
         83,892 shares (cost $420)                                                                    $431

    High Yield Bond Fund
         342,853 shares (cost $1,692)                                                                                $1,728

FIDELITY'S VIPF AND VIPF II:

    Money Market Portfolio
         0 shares (cost $-)

    Overseas Portfolio
         0 shares (cost $-)

    Asset Manager Portfolio
         0 shares (cost $-)

    Index 500 Portfolio
         51 shares (cost $4)
                                                             ----------       ----------        ----------       ----------
      Total Assets                                               $3,647             $341              $431           $1,728
                                                                 ======             ====              ====           ======

LIABILITIES AND CONTRACT
OWNER'S EQUITY:
Due to Northwestern National Life
   Insurance Company for contract charges                     $       4          $     -           $     -               $1
Contract Owners' Equity                                           3,643              341               431            1,727
                                                             ----------       ----------        ----------       ----------
  Total Liabilities and Contract Owners' Equity                  $3,647             $341              $431           $1,728
                                                                 ======             ====              ====           ======

Units Outstanding:                                          301,285.181       27,043.488        37,703.818      149,292.389

Net Asset Value per Unit:
   Northstar/NWNL Variable Annuity

         Tax Qualified                                       $12.091637       $12.607218        $11.435577       $11.567470
         Non-Tax Qualified                                   $12.091637       $12.607218        $11.435577       $11.567470


    The accompanying notes are an integral part of the financial statements.



                                                 IDELITY'S VIP  FIDELITY'S VIPF   FIDELITY'S VIPF II FIDELITY'S VIPF II
ASSETS:                                          MONEY MARKET      OVERSEAS       ASSET MANAGER       INDEX 500
-------                                            PORTFOLIO       PORTFOLIO        PORTFOLIO         PORTFOLIO          TOTAL
Investments in mutual funds at market value:     -------------   -------------    -------------     -------------    -------------
NORTHSTAR'S:

    Income and Growth Fund
         320,192 shares (cost $3,431)                                                                                    $3,647

    Growth Fund
         29,554 shares (cost $343)                                                                                          341

    Multi-Sector Bond Fund
         83,892 shares (cost $420)                                                                                          431

    High Yield Bond Fund
         342,853 shares (cost $1,692)                                                                                     1,728

FIDELITY'S VIPF AND VIPF II:

    Money Market Portfolio
         0 shares (cost $-)                              $-                                                                   -

    Overseas Portfolio
         0 shares (cost $-)                                             $-                                                    -

    Asset Manager Portfolio
         0 shares (cost $-)                                                               $-                                  -

    Index 500 Portfolio
         51 shares (cost $4)                                                                               $4                 4
                                                 ----------     ----------        ----------       ----------        ----------
      Total Assets                                       $-             $-                $-               $4            $6,151
                                                         ==             ==                ==               ==            ======


LIABILITIES AND CONTRACT
OWNER'S EQUITY:
Due to Northwestern National Life
   Insurance Company for contract charges                $-             $-                $-               $-                $5
Contract Owners' Equity                                   -              -                 -                4             6,146
                                                 ----------     ----------        ----------       ----------        ----------
  Total Liabilities and Contract Owners' Equity          $-             $-                $-               $4            $6,151
                                                         ==             ==                ==               ==            ======

Units Outstanding:                                        -              -                 -          335.333       515,660.209

Net Asset Value per Unit:
   Northstar/NWNL Variable Annuity

         Tax Qualified                           $10.288920     $10.651696        $11.143293       $12.048834
         Non-Tax Qualified                       $10.288920     $10.651696        $11.143293       $12.048834


    The accompanying notes are an integral part of the financial statements.

                         NORTHSTAR/NWNL VARIABLE ACCOUNT
                          STATEMENT OF OPERATIONS AND
                       CHANGES IN CONTRACT OWNERS' EQUITY
                                 (In Thousands)





                                                                      Year ended               Period from
                                                                     December 31,             May 6, 1994 to
                                                                        1995                  Dec. 31, 1994
                                                                   ---------------           ---------------
Net investment income:
     Reinvested dividend income...............................           $   226                   $    16
     Reinvested capital gains.................................               102                         9
     Administrative expenses..................................               (60)                       (3)
                                                                       ---------                 ---------
           Net investment income
                 and capital gains ...........................               268                        22
                                                                       ---------                 ---------
Realized and unrealized gains (losses):.......................
     Net realized gains (losses) on
           redemptions of fund shares ........................                44                        (1)
     Increase (decrease) in unrealized
           appreciation of investments .......................               286                       (25)
                                                                         -------                 ---------

           Net realized and unrealized gains (losses) ........               330                       (26)
                                                                       ---------                 ---------

                 Net additions (reductions) from operations...               598                        (4)
                                                                       ---------                 ---------
Contract Owners' transactions:
     Net purchase payments ...................................             4,461                     1,381
     Surrenders ..............................................              (268)                      (22)
     Transfers between Sub-Accounts
           and Fixed Account .................................                 -                         -
     Annuity payments.........................................                 -                         -
     Transfers to (from) required reserves....................                 -                         -
                                                                       ---------                 ---------
           Net additions for Contract
                 Owners' transactions ........................             4,193                     1,359
                                                                       ---------                 ---------
                       Net additions for the year ............             4,791                     1,355


Contract Owners' Equity, beginning of the year ...............             1,355                         -
                                                                       ---------                 ---------
Contract Owners' Equity, end of the year .....................            $6,146                    $1,355
                                                                          ======                    ======





    The accompanying notes are an integral part of the financial statements.

                         NORTHSTAR/NWNL VARIABLE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
   ORGANIZATION AND CONTRACTS:
   Northstar/NWNL Variable Account (the Account) is a separate account of Northwestern National Life Insurance Company (NWNL or Northwestern), a wholly-owned subsidiary of ReliaStar Financial Corp. (formerly The NWNL Companies, Inc.). The Account commenced operations on May 6, 1994 and is registered as a unit investment trust under the Investment Company Act of 1940.

   Purchase payments received under the contracts are allocated to Sub-Accounts of the Account, each of which is invested in one of the Funds listed below during the period.

               NORTHSTAR FUNDS:                   FIDELITY'S VIPF AND VIPF II:
               ----------------                   ----------------------------
               Income and Growth Fund             Money Market Portfolio
               Growth Fund                        Overseas Portfolio
               Multi-Sector Bond Fund             Asset Manager Portfolio
               High Yield Bond Fund               Index 500 Portfolio


   Northstar Investment Management Corporation, an affiliate of NWNL, is the investment adviser for the four Funds of the Northstar/NWNL Trust and is paid fees for its services by the Northstar Funds. Fidelity Management & Research Company is the investment adviser for Fidelity's Variable Insurance Products Fund (VIPF) and Variable Insurance Products Fund II (VIPF II) and is paid for its services by the VIPF and VIPF II Portfolios. On April 30, 1995, Sub-Accounts investing in VIPF and VIPF II Portfolios were made available under the contracts.

   SECURITIES VALUATION TRANSACTIONS AND RELATED INVESTMENT INCOME:
   The market value of investments in the Sub-Accounts is based on the closing net asset values of the Fund shares held at the end of the period. Investment transactions are accounted for on the trade date (date the order to purchase or redeem is executed) and dividend income and capital gain distributions are recorded on the ex-dividend date. Net realized gains and losses on redemptions of shares of the Funds are determined on the basis of specific identification of Fund share costs.

   VARIABLE ANNUITY RESERVES:
   The amount of the reserves for contracts in the distribution period is determined by actuarial assumptions which meet statutory requirements. Gains or losses resulting from actual mortality experience, the full responsibility for which is assumed by NWNL, are offset by transfers to (or from) NWNL.

2. FEDERAL INCOME TAXES:
   Under current tax law, the income, gains and losses from the separate account investments are not taxable to either the Account or NWNL.

3. CONTRACT CHARGES:
   No deduction is made for a sales charge from the purchase payments made for the contracts. However, on certain surrenders, NWNL will deduct from the contract value a surrender charge as set forth in the contract.

   Certain charges are made by NWNL to Contract Owners' Variable Accumulation Values in the Account in accordance with the terms of the Contracts. These charges may include: an annual administrative/contract charge of $35 from each contract on the anniversary date or at the time of surrender, if surrender is at a time other than the anniversary date; a daily administrative charge; and a daily charge for mortality and expense risk assumed by NWNL. NWNL bears the risk of adverse mortality experience and any costs for sales and administrative services and expenses which exceed these periodic charges.

   Various states and other governmental units levy a premium tax on annuity contracts issued by insurance companies. If the owner of a contract lives in a state which levies such a tax, NWNL may deduct the amount of the tax from the purchase payments received or the value of the contract at annuitization.

                         NORTHSTAR/NWNL VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


4.   INVESTMENTS:
     The net realized gains (losses) on redemptions of fund shares for the year ended December 31, 1995 and the period from May 6, 1994 (date operations commenced) to December 31, 1994, were as follows, (in thousands):


                                                                            NORTHSTAR'S
                                                                            INCOME AND                       NORTHSTAR'S
                                              TOTAL                         GROWTH FUND                      GROWTH FUND
                                  -----------------------------    ------------------------------   -----------------------------
                                  Year ended       Period from      Year ended       Period from     Year ended       Period from
                                   Dec. 31,         May 6, 1994      Dec. 31,        May 6, 1994      Dec. 31,        May 6, 1994
                                     1995        to Dec. 31, 1994      1995       to Dec. 31, 1994      1995       to Dec. 31, 1994
                                 -------------     ------------    -------------    ------------    -------------    ------------
Proceeds from redemptions........      $1461              $65            $986              $24             $23               $14
Cost.............................      1,417               66             954               25              20                14
                                   ---------        ---------       ---------        ---------       ---------         ---------
Net realized gains (losses) on
     redemptions of fund shares..    $    44              ($1)            $32              ($1)            $ 3              $  -
                                     =======              ===             ===              ===             ===              ====




                                           FIDELITY'S VIPF                FIDELITY'S VIPF II              FIDELITY'S VIPF II
                                              OVERSEAS                       ASSET MANAGER                     INDEX 500
                                              PORTFOLIO                        PORTFOLIO                       PORTFOLIO
                                    ------------------------------   -----------------------------   ------------------------------
                                    Year ended        Period from     Year ended       Period from    Year ended       Period from
                                     Dec. 31,        May 6, 1994,      Dec. 31,        May 6, 1994     Dec. 31,        May 6, 1994
                                       1995        to Dec. 31, 1994      1995       to Dec. 31, 1994     1995       to Dec. 31, 1994
                                    ------------     ------------    -------------    ------------   -------------    ------------
Proceeds from redemptions ..........        $-               $-              $-               $-             $-                $-
Cost................................         -                -               -                -              -                 -
                                     ---------        ---------       ---------        ---------      ---------         ---------
Net realized gains (losses) on
       redemptions of fund shares...        $-               $-              $-               $-             $-                $-
                                            =                =               =                =              =                 =


                         NORTHSTAR/NWNL VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                             NORTHSTAR'S                      NORTHSTAR'S                   FIDELITY'S VIPF
                                            MULTI-SECTOR                      HIGH YIELD                     MONEY MARKET
                                              BOND FUND                        BOND FUND                       PORTFOLIO
                                    -------------------------------  ------------------------------   ----------------------------
                                    Year ended        Period from    Year ended        Period from    Year ended       Period from
                                     Dec. 31,         May 6, 1994     Dec. 31,         May 6, 1994     Dec. 31,        May 6, 1994
                                       1995        to Dec. 31, 1994     1995        to Dec. 31, 1994     1995       to Dec. 31, 1994
                                    ------------     --------------  -------------     ------------   -------------    ------------
Proceeds from redemptions..........       $271               $4            $181              $23             $-                $-
Cost...............................        267                4             176               23              -                 -
                                     ---------        ---------       ---------        ---------      ---------         ---------

Net realized gains (losses) on
     redemptions of fund shares....     $    4               $-          $    5             $  -             $-                $-
                                        ======               ==          ======             ====             ==                ==


                        NORTHSTAR/NWNL VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


5.   CONTRACT OWNERS' TRANSACTIONS:
     Unit transactions in each Sub-Account during the year ended December 31, 1995 and the period from May 6, 1994 (date operations commenced) to December 31, 1994, were as follows:


                                          NORTHSTAR'S                                                         NORTHSTAR'S
                                          INCOME AND                        NORTHSTAR'S                      MULTI-SECTOR
                                          GROWTH FUND                       GROWTH FUND                       BOND  FUND
                                 -----------------------------     -----------------------------     ----------------------------

                                 Year ended       Period from       Year ended       Period from      Year ended       Period from
                                  Dec. 31,         May 6, 1994       Dec. 31,        May 6, 1994       Dec. 31,        May 6, 1994
                                    1995        to Dec. 31, 1994       1995       to Dec. 31, 1994       1995       to Dec. 31, 1994
                                -------------     ------------     -------------    ------------     -------------    ------------
Units outstanding,
   beginning of the year......  100,955.441                -        8,738.734                -       15,492.534                 -
Units purchased...............  272,482.821      102,017.017       16,561.980        8,900.561       34,047.693        15,492.534
Units redeemed................  (12,532.790)      (1,061.576)      (1,662.223)        (626.685)         (10.440)                -
Units transferred between
   Sub-Accounts and/or
   Fixed Account .............  (59,620.291)               -        3,404.997          464.858      (11,825.969)                -
                                -----------      -----------      -----------      -----------      -----------       -----------
Units outstanding,
   end of the year............  301,285.181      100,955.441       27,043.488        8,738.734       37,703.818        15,492.534
                                ===========      ===========       ==========        =========       ==========        ==========






                                         FIDELITY'S VIPF                FIDELITY'S VIPF II                FIDELITY'S VIPF II
                                            OVERSEAS                       ASSET MANAGER                       INDEX 500
                                            PORTFOLIO                        PORTFOLIO                         PORTFOLIO
                                  -----------------------------    ----------------------------      ----------------------------

                                  Year ended        Period from     Year ended       Period from      Year ended       Period from
                                   Dec. 31,         May 6, 1994      Dec. 31,        May 6, 1994       Dec. 31,        May 6, 1994
                                     1995        to Dec. 31, 1994      1995       to Dec. 31, 1994       1995       to Dec. 31, 1994
                                 -------------     ------------    -------------    ------------     -------------    ------------
Units outstanding,
   beginning of the year.......            -                -               -                -                -                 -
Units purchased ...............            -                -               -                -                -                 -
Units redeemed ................            -                -               -                -                -                 -
Units transferred between
   Sub-Accounts and/or
   Fixed Account ..............            -                -               -                -          335.333                 -
                                 -----------      -----------     -----------      -----------      -----------       -----------
Units outstanding,
   end of the year ............            -                -               -                -          335.333                 -
                                     =======          =======         =======          =======          =======           =======


                         NORTHSTAR/NWNL VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                NORTHSTAR'S                      FIDELITY'S VIPF
                                                HIGH YIELD                        MONEY MARKET
                                                BOND  FUND                          PORTFOLIO
                                       -----------------------------     -----------------------------

                                       Year ended        Period from      Year ended        Period from
                                        Dec. 31,         May 6, 1994       Dec. 31,         May 6, 1994
                                          1995        to Dec. 31, 1994       1995        to Dec. 31, 1994
                                      -------------     ------------     -------------     ------------
Units outstanding,
   beginning of the year............    8,985.149                -                 -                -
Units purchased.....................   83,081.624       10,139.023                 -                -
Units redeemed......................  (10,401.395)        (658.699)                -                -
Units transferred between
   Sub-Accounts and/or
   Fixed Account ...................   67,627.011         (495.175)                -                -
                                      -----------      -----------       -----------      -----------
Units outstanding,
   end of the year..................  149,292.389        8,985.149                 -                -
                                      ===========        =========       ===========      ===========


                        NORTHSTAR/NWNL VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


6. COMBINING STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY. Operations and changes in Contract Owners' equity for the year ended December 31, 1995 were as follows (in thousands):


                                                         NORTHSTAR'S                        NORTHSTAR'S       NORTHSTAR'S
                                                         INCOME AND        NORTHSTAR'S     MULTI-SECTOR       HIGH YIELD
                                          TOTAL          GROWTH FUND       GROWTH FUND       BOND FUND         BOND FUND
                                     --------------    --------------    --------------   --------------    --------------
Net investment income:
     Reinvested dividend income              $226              $91                $3              $28              $104
     Reinvested capital gains ...             102               81                21                -                 -
     Administrative expenses ....             (60)             (38)               (3)              (5)              (14)
                                        ---------        ---------         ---------        ---------         ---------
        Net investment income
           and capital gains ....             268              134                21               23                90
                                        ---------        ---------         ---------        ---------         ---------
Realized and unrealized gains:
     Net realized gains on
        redemptions of fund shares             44               32                 3                4                 5

     Increase in unrealized
        appreciation of investments           286              233                 -               15                38
                                        ---------        ---------         ---------        ---------         ---------
        Net realized and unrealized
           gains ................             330              265                 3               19                43
                                        ---------        ---------         ---------        ---------         ---------
              Net additions
                 from operations              598              399                24               42               133
                                        ---------        ---------         ---------        ---------         ---------
Contract Owners' transactions:
     Net purchase payments ......           4,461            2,985               202              358               916
     Surrenders .................            (268)            (136)              (19)               -              (113)
     Transfers between Sub-Accounts
        and/or Fixed Account ....               -             (626)               44             (125)              703
     Annuity payments............               -                -                 -                -                 -
     Transfers to (from)
       required reserves.........               -                -                 -                -                 -
                                        ---------        ---------         ---------        ---------         ---------
        Net additions for
           Contract Owners' transactions    4,193            2,223               227              233             1,506
                                        ---------        ---------         ---------        ---------         ---------
              Net additions
                 for the year ...           4,791            2,622               251              275             1,639

Contract Owners' Equity,
     beginning of the year ......           1,355            1,021                90              156                88
                                        ---------        ---------         ---------        ---------         ---------
Contract Owners' Equity,
     end of the year ............          $6,146           $3,643              $341             $431            $1,727
                                           ======           ======              ====             ====            ======


                        NORTHSTAR/NWNL VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                        FIDELITY'S VIPF        FIDELITY'S VIPF           FIDELITY'S VIPF II       FIDELITY'S VIPF II
                                         MONEY MARKET              OVERSEAS                  ASSET MANAGER              INDEX 500
                                           PORTFOLIO               PORTFOLIO                   PORTFOLIO                PORTFOLIO
                                        ------------            --------------              --------------            --------------
Net investment income:
     Reinvested dividend income                   $-                        $-                         $-                        $-
     Reinvested capital gains ...                  -                         -                          -                         -
     Administrative expenses ....                  -                         -                          -                         -
                                           ---------                 ---------                  ---------                 ---------
        Net investment income
           and capital gains ....                  -                         -                          -                         -
                                           ---------                 ---------                  ---------                 ---------
Realized and unrealized gains:
     Net realized gains on
        redemptions of fund shares                 -                         -                          -                         -

     Increase in unrealized
        appreciation of investments                -                         -                          -                         -
                                           ---------                 ---------                  ---------                 ---------
        Net realized and unrealized
           gains ................                  -                         -                          -                         -
                                           ---------                 ---------                  ---------                 ---------
              Net additions
                 from operations                   -                         -                          -                         -
                                           ---------                 ---------                  ---------                 ---------
Contract Owners' transactions:
     Net purchase payments ......                  -                         -                          -                         -
     Surrenders .................                  -                         -                          -                         -
     Transfers between Sub-Accounts
        and/or Fixed Account ....                  -                         -                          -                         4
     Annuity payments............                  -                         -                          -                         -
     Transfers to (from)
       required reserves.........                  -                         -                          -                         -
                                           ---------                 ---------                  ---------                 ---------
        Net additions for
           Contract Owners' transactions           -                         -                          -                         4
                                           ---------                 ---------                  ---------                 ---------
              Net additions
                 for the year ...                  -                         -                          -                         4

Contract Owners' Equity,
     beginning of the year ......                  -                         -                          -                         -
                                           ---------                 ---------                  ---------                 ---------
Contract Owners' Equity,
     end of the year ............                 $-                        $-                         $-                        $4
                                                  ==                        ==                         ==                        ==


                      NORTHSTAR/NWNL VARIABLE ACCOUNT
             [LOGO]   20 Washington Avenue South
                      Minneapolis, Minnesota 55401
                      (612) 372-5507









44642a